Liability related to warrants	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Liability related to warrants
8.	Liability related to warrants:
The Company has issued common shares,
pre-funded
warrants and warrants as part of its financing arrangements which are exercisable for a variable number of shares. Common shares and pre-funded
warrants are classified as equity. Warrants are classified as liabilities rather than equity.
On June 23, 2022, Neptune issued a total of 645,526
pre-funded
warrants
(“Pre-Funded
Warrants”), along with 1,300,000 common shares of the
Company,

as part of a registered direct offering (“June 2022 Direct Offering”). Each
Pre-Funded
Warrant was exercisable for one Common Share. The common shares and the
Pre-Funded
Warrants were sold together with 1,945,526 Series C Warrants (the “Series C Warrants”), and 1,945,526 Series D Warrants (the “Series D Warrants”) and collectively, the “June 2022 Common Warrants”. Each of the June 2022 Common Warrant is exercisable for one common share. Each of the

common share and
Pre-Funded
Warrants and the accompanying June 2022 Common Warrants were sold together at a combined offering price of $2.57, for aggregate gross proceeds of $5,000,002 before deducting fees and other estimated offering expenses. The
Pre-Funded
Warrants are funded in full at closing except for a nominal exercise price of $0.0001 and are exercisable commencing on the Closing Date and will terminate when such
Pre-Funded
Warrants are exercised in full. The Series C Warrants and the Series D Warrants have an exercise price of $2.32 per share and can be exercised for a period of 5 years and 2 years respectively from the date of issuance. On October 6, 2022, the Company agreed to extend the termination date of 972,763
Series C Warrants by two years
.
Proceeds of the June 2022 Direct Offering were allocated between common shares and warrants first by allocating proceeds to the warrants classified as a liability based on their fair value and then allocating the residual to the equity instruments, which includes the
Pre-Funded
Warrants. The fair value of the liability-classified warrants was determined using the Black-Scholes model, resulting in an initial warrant liability of $
4,046,836

for the Series C Warrants and $
3,080,121

for the Series D Warrants. Because the fair value of the liability classified warrant exceed ed
 the total proceeds, no consideration was allocated to the Common Shares and
Pre-Funded
Warrants and a loss $
2,126,955
was immediately recognized in the net loss of the period as there were no additional rights or privileges identified. The C ompany
 is in need of financing to be able to continue its activities as described in note 1. The
Pre-Funded
Warrants were exercised in full on
June 24, 2022 for gross proceeds of $65
. Total issue costs related to this private placement of $465,211
, w
ere
recorded under finance costs.
During the month of August 2022, a total of 201,207 Series C Warrants and 972,763 Series D Warrants were exercised at $2.32 each in cashless transactions, which resulted in an aggregate total of 384,446 shares being issued for an aggregate value of $1,769,000.

The fair value of the Series C Warrants and Series D Warrants liability was determined using the Black-Scholes model. Warrants are revalued each period-end
at fair value and accounted for in the Company’s profit and loss statement under “gain on revaluation of derivatives”.
Changes in the value of the liability related to the warrants for the six-month
period ended September 30, 2022 and 2021 were as follows:

	Warrants	Amount
Outstanding as at March 31, 2021	497,355	$10,462,137

Revaluation		(7,231,224)
Movements in exchange rates		39,349

Outstanding as at September 30, 2021	497,355	3,270,262
Outstanding as at March 31, 2022	1,925,929	$5,570,530

Warrants issued during the period	3,891,052	7,126,957
Warrants exercised during the period	(1,173,970)	(1,769,000)
Revaluation gain		(7,715,810)
Movements in exchange rates		(392,652)

Outstanding as at September 30, 2022	4,643,011	2,820,025
The following table provides the relevant information on the outstanding warrants as at September 30, 2022:

Reference	Date of issuance	Number of warrants outstanding	Number of warrants exercisable	Exercise price	Expiry date
2020 Warrants	October 22, 2020	300,926	300,926	$78.75	October 22, 2025
2021 Warrants	February 19, 2021	196,429	196,429	$78.75	August 19, 2026
Series A Warrants	March 14, 2022	714,287	714,287	$11.20	September 14, 2027
Series B Warrants	March 14, 2022	714,287	714,287	$11.20	March 14, 2028
Series C Warrants	June 23, 2022	771,556	771,556	$2.32	June 23, 2027
Series C Warrants	June 23, 2022	972,763	972,763	$2.32	June 23, 2029
Series D Warrants	June 23, 2022	972,763	972,763	$2.32	June 24, 2024

		4,643,011	4,643,011	$13.24

The derivative warrant liabilities are measured at fair value at each reporting period and the reconciliation of changes in fair value is presented in the following tables:

	2020 Warrants		2021 Warrants
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Balance - beginning of period	$309,769	$6,174,137	$306,704	$4,288,000
Change in fair value	(279,056)	(4,279,268)	(276,527)	(2,951,956)
Translation effect	(11,655)	23,614	(11,525)	15,735

Balance - end of period	$19,058	$1,918,483	$18,652	$1,351,779

	Series A Warrants		Series B Warrants
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Balance - beginning of period	$3,270,816	$—	$1,683,241	$—
Change in fair value	(2,728,178)	—	(1,571,237)	—
Translation effect	(136,418)	—	(59,975)	—

Balance - end of period	$406,220	$—	$52,029	$—

	Series C Warrants		Series D Warrants
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Balance - beginning of period	$—	$—	$—	$—
Warrants issued during the period	4,046,836	—	3,080,121	—
Warrants exercised during the period	(365,224)	—	(1,403,776)	—
Change in fair value	(1,881,806)	—	(979,006)	—
Translation effect	(121,760)	—	(51,319)	—

Balance - end of period	$1,678,046	$—	$646,020	$—

The fair value of the derivative warrant liabilities was estimated using the Black-Scholes option pricing model and based on the following assumptions:

	2020 Warrants		2021 Warrants
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Share price	$1.52	$21.00	$1.52	$21.00
Exercise price	$78.75	$78.75	$78.75	$78.75
Dividend yield	—	—	—	—
Risk-free interest	4.18%	0.77%	4.10%	0.96%
Remaining contractual life (years)	3.06	4.07	3.88	4.89
Expected volatility	99.0%	81.6%	93.1%	76.1%

	Series A Warrants		Series B Warrants
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Share price	$1.52	$—	$1.52	$—
Exercise price	$11.20	$—	$11.20	$—
Dividend yield	—	—	—	—
Risk-free interest	3.98%	—	3.97%	—
Remaining contractual life (years)	4.96	—	0.96	—
Expected volatility	90.8%	—	117.1%	—

	Series C Warrants		Series D Warrants
	September 30, 2022	June 23, 2022 (Grant date)	September 30, 2022	June 23, 2022 (Grant date)
Share price	$1.52	$2.90	$1.52	$2.90
Exercise price	$2.32	$2.32	$2.32	$2.32
Dividend yield	—	—	—	—
Risk-free interest	4.01%	3.38%	4.11%	3.21%
Remaining contractual life (years)	4.73	5.00	1.73	2.00
Expected volatility	90.1%	84.0%	107.7%	88.7%

The Company measured its derivative warrant liabilities at fair value on a recurring basis. These financial liabilities were measured using level 3 inputs. The Company uses the historical volatility of the underlying share to establish the expected volatility of the warrants. An increase or decrease in this assumption to estimate the fair values using the Black-Scholes option pricing model would result in an increase or a decrease in the fair value of the instruments, respectively.

12.	Liability related to warrants:
During the years ended March 31, 2022 and 2021, the Corporation issued common share, pre-funded
warrants and warrants as part of its financing arrangements which are exercisable for a variable number of shares. Common shares and
pre-funded
warrants are classified as equity. Warrants are classified as liabilities rather than equity.
On March 14, 2022, Neptune issued a total of 185,715
pre-funded
warrants
(“Pre-Funded
Warrants”), along with 528,572 common shares of the Corporation , as part of a registered direct offering (“Direct Offering”), and with each
Pre-Funded
Warrant, which qualified as equity, exercisable for one Common Share. The common shares and the
Pre-Funded
Warrants were sold together with 714,286 Series A Warrants (the “Series A Warrants”) to purchase up to an aggregate of 714,286 common shares, and with 714,286 Series B Warrants (the “Series B Warrants” and collectively with the Series A Warrants, the “Common Warrants”) to purchase up to another aggregate of 714,286 common shares. Each common share and
Pre-Funded
Warrants and the accompanying Common Warrants were sold together at a combined offering price of $11.20, for aggregate gross proceeds of $8.0 million before deducting fees and other estimated offering expenses. The
Pre-Funded
Warrants are funded in full at closing except for a nominal exercise price of $0.0035 and are exercisable commencing on the Closing Date and will terminate when such
Pre-Funded
Warrants are exercised in full. The Series A Warrants have an exercise price of $11.20 per share and are exercisable six months after the closing date and will expire five and a half years from the date of issuance. The Series B Warrants have an exercise price of $11.20 per share and are exercisable six months after the closing date and expire 18 months from the date of issuance.

Proceeds of the Direct Offering were allocated between common shares and warrants first by allocating proceeds to the warrants classified as a liability and measured at fair value each period with changes in fair value recorded in the income statement based on their fair value and then allocating the residual to the equity instruments, which includes the
Pre-Funded
Warrants. The fair value of the liability-classified warrants was determined using the Black-Scholes model, resulting in an initial warrant liability of $
4,757,559
for the Series A Warrants and $
2,857,755
for the Series B Warrants. The residual amount of $
306,868
and $
107,818
was then allocated to the Common Share and
Pre-Funded
Warrants on a relative fair value basis. The
Pre-Funded
Warrants were exercised in full on March 30, 2022 for gross proceeds of $
650
.
The Series A Warrants and Series B Warrants liability was determined using the Black-Scholes model. Series A Warrants and Series B Warrants are revalued each period-end
at fair value through profit and loss in “gain on revaluation of derivatives”. The change in fair value of the warrant liability between the issuance date and the end of the fiscal year was a decrease of $1,572,299.
During the previous fiscal year, on October 22, 2020, Neptune issued a total of 300,926 warrants (“2020 Warrants”) with an exercise price of $78.75 expiring on October 22, 2025. The warrants, issued as part of the Private Placement entered into on October 20, 2020 (see note 14 (i)), are exercisable beginning anytime on or after April 22, 2021 until October 22, 2025. Proceeds were allocated between common shares and warrants first by allocating proceeds to the warrants classified as liability and measured at fair value and then allocating the residual to the equity instruments. The fair value of the warrants was determined using the Black-Scholes model, resulting in an initial warrant liability of $11,831,000. The residual amount of $23,169,000 was then allocated to the Common Share. Warrants are revalued each period-end
at fair value through profit and loss. The change in fair value of this warrant liability for the twelve-month period ended March 31, 2022 was a decrease of $5,877,802 (2021—a decrease of $5,893,160).
On February 19, 2021, the Corporation issued 196,429 warrants (“2021 Warrants”) with an exercise price of $78.75 expiring on August 19, 2026. The warrants, issued as part of a Registered Direct Offering entered into on February 17, 2021 (see note 14(f)(ii)), are exercisable beginning anytime on or after August 19, 2021 until August 19, 2026. Proceeds were allocated between common shares and first by allocating proceeds to the warrants classified as liability and measured at fair value with changes in fair value recorded in the income statement based on their fair value and then allocating the residual to the equity instruments.
The fair
value of the warrants was determined using the Black-Scholes model, resulting in an initial warrant liability of $6,288,998. The residual amount of $48,711,002 was then allocated to the Common Shares. Warrants are revalued each period-end
at fair value through profit and loss. The change in fair value of this warrant liability for the twelve-month period ended March 31, 2022 was a decrease of $3,990,948 (2021 -1,976,093).
Changes in the value of the liability related to the warrants for the years ended March 31, 2022 and 2021 were as follows:

	Warrants	Amount
Outstanding as at March 31, 2020	—	$—
Warrants issued during the year	497,355	18,119,998
Revaluation		(7,869,253)
Movements in exchange rates		211,392

Outstanding as at March 31, 2021	497,355	10,462,137
Warrants issued during the year	1,428,574	7,585,314
Revaluation		(12,633,316)
Movements in exchange rates		156,395

Outstanding as at March 31, 2022	1,925,929	5,570,530

The following table
provides the relevant information on the outstanding warrants as at March 31, 2022:

Reference	Date of issuance	Number of warrants outstanding	Number of warrants exercisable	Exercise price	Expiry date
2020 Warrants	October 22, 2020	300,926	300,926	$78.75	October 22, 2025
2021 Warrants	February 19, 2021	196,429	196,429	$78.75	August 19, 2026
Series A Warrants	March 14, 2022	714,287	—	$11.20	September 14, 2027
Series B Warrants	March 14, 2022	714,287	—	$11.20	March 14, 2028

		1,925,929	497,355	$28.64

The derivative warrant liabilities are measured at fair value at each reporting period and the reconciliation of changes in fair value is presented in the following tables:

	2020 Warrants		2021 Warrants
	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021
Balance - beginning of year	$6,174,137	$—	$4,288,000	$—
Warrants issued during the year	—	11,831,000	—	6,288,998
Change in fair value	(5,877,802)	(5,893,160)	(3,990,948)	(1,976,093)
Translation effect	13,434	236,297	9,652	(24,905)

Balance - end of year	$309,769	$6,174,137	$306,704	$4,288,000

	Series A Warrants		Series B Warrants
	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021
Balance - beginning of year	$—	$—	$—	$—
Warrants issued during the year	4,757,559	—	2,827,755	—
Change in fair value	(1,572,299)	—	(1,192,267)	—
Translation effect	85,556	—	47,753	—

Balance - end of year	$3,270,816	$—	$1,683,241	$—

The fair value of the derivative warrant liabilities was estimated using the Black-Scholes option pricing model and based on the following assumptions:

	2020 Warrants		2021 Warrants
	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021
Share price	$7.70	$45.85	$7.70	$45.85
Exercise price	$78.75	$78.75	$78.75	$78.75
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest	2.44%	0.80%	2.49%	1.01%
Remaining contractual life (years)	3.57	4.57	4.39	5.39
Expected volatility	83.2%	76.1%	83.5%	72.0%

	Series A Warrants		Series B Warrants
	March 31, 2022	March 14, 2022 (Issue date)	March 31, 2022	March 14, 2022 (Issue date)
Share price	$7.70	$45.85	$7.70	$45.85
Exercise price	$11.20	$11.20	$11.20	$11.20
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest	1.94%	2.12%	1.46%	1.58%
Remaining contractual life (years)	5.46	5.50	1.46	1.50
Expected volatility	77.5%	76.1%	87.0%	83.3%

The Corporation measured its derivative warrant liabilities at fair value on
a recurring basis. These financial liabilities were measured using level 3 inputs. The Corporation uses the historical volatility of the underlying share to establish the expected volatility of the warrants. An increase or decrease in this assumption to estimate the fair values using the Black-Scholes option pricing model would result in a decrease or an increase in the fair value of the instruments, respectively.